Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment
	December 31, 2024	December 31, 2025
	RMB	RMB
Office and other equipment	15,525,093	15,492,670
Leasehold improvements	14,225,255	8,623,878
Motor vehicles	3,257,768	2,994,993
Building	183,775,478	183,775,478
Less: accumulated depreciation	(29,305,673)	(33,186,565)
Total	187,477,921	177,700,454